UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2,   Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period: 1/31/13

Item 1.  Schedule of Investments.

Zeo Strategic Income Fund
PORTFOLIO OF INVESTMENTS
January 31, 2013 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 43.6%
	AIRLINES - 14.6%
$ 1,842,293	Continental Airlines 2006-1 Class G Pass Through Trust (a)	0.6605	6/2/2013	$ 1,834,003
4,228,000	JetBlue Airways B-1 (Spare Parts) Pass Through Trust (a,b)	3.1830	1/2/2014	4,196,290
				6,030,293
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.7%
1,542,000	General Cable Corp. (a)	2.6830	4/1/2015	1,522,725

	ENTERTAINMENT - 10.0%
200,000	Lions Gate Entertainment, Inc. (b)	10.2500	11/1/2016	220,000
3,527,000	Lions Gate Entertainment, Inc.	10.2500	11/1/2016	3,879,700
				4,099,700
	FOOD - 1.3%
520,000	Pinnacle Foods Finance Corp.	8.2500	9/1/2017	553,150

	FOREST PRODUCTS & PAPER - 4.4%
1,099,000	Longview Fibre Paper & Packaging, Inc. (b)	8.0000	6/1/2016	1,156,697
658,000	Neenah Paper, Inc.	7.3750	11/15/2014	658,000
				1,814,697
	HOME FURNISHINGS - 0.1%
35,000	Ethan Allen Global, Inc.	5.3750	10/1/2015	36,400

	INTERNET - 4.3%
1,476,000	Expedia, Inc.	7.4560	8/15/2018	1,748,566

	PACKAGING & CONTAINERS - 2.2%
922,000	Berry Plastics Corp. (a)	4.1830	9/15/2014	923,152

	RETAIL - 3.0%
1,125,000	Dillard's, Inc.	6.6250	1/15/2018	1,237,500

	TOTAL BONDS & NOTES (Cost - $17,623,180)			17,966,183

	CONVERTIBLE BONDS - 36.4%
	BUILDING MATERIALS - 1.6%
665,000	Headwaters, Inc.	2.5000	2/1/2014	661,675

	COMMERCIAL SERVICES - 4.6%
1,913,000	Live Nation Entertainment, Inc.	2.8750	7/15/2027	1,908,217

	COMPUTERS - 4.2%
1,728,000	SanDisk Corp.	1.0000	5/15/2013	1,725,840

Zeo Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2013 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value
	ELECTRONICS - 0.2%
$ 92,000	Viasystems Corp.	4.0000	5/15/2013	$ 91,080

	FOOD - 5.8%
5,178,000	Nash Finch Co. (a)	1.6314	3/15/2035	2,401,298

	HEALTHCARE-SERVICES - 3.4%
1,375,000	Five Star Quality Care, Inc.	3.7500	10/15/2026	1,377,578

	MINING - 8.1%
16,000	AngloGold Ashanti Holdings Finance PLC (b)	3.5000	5/22/2014	1,642,000
1,712,000	Kinross Gold Corp.	1.7500	3/15/2028	1,704,510
				3,346,510
	OIL & GAS - 4.9%
1,986,000	Carrizo Oil & Gas, Inc.	4.3750	6/1/2028	1,995,930

	PHARMACEUTICALS - 3.6%
1,484,000	Omnicare, Inc.	3.2500	12/15/2035	1,480,290

	TOTAL CONVERTIBLE BONDS (Cost - $14,764,396)			14,988,418

	TERM LOAN - 10.4%
	RETAIL - 10.4%
1,994,987	Blue Coat Systems, Inc. (a)	5.7500	2/15/2018	2,021,182
2,244,375	Collective Brands, Inc. (a)	7.2500	9/19/2019	2,277,109
	TOTAL TERM LOAN (Cost - $4,262,483)			4,298,291

Shares
	SHORT-TERM INVESTMENTS - 0.8%
	MONEY MARKET FUND - 0.8%
326,815	Fidelity Institutional Money Market Government Portfolio, to yield 0.12% (Cost - $326,815) ( c)			326,815

	TOTAL INVESTMENTS - 91.2% (Cost - $36,976,874) (d)			$ 37,579,707
	OTHER ASSETS LESS LIABILITIES - 8.8%			3,625,914
	NET ASSETS - 100.0%			$ 41,205,621
(a) Variable rate security - interest rate subject to periodic change.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  At January 31, 2013 these securities amounted to $7,214,987 or 17.51% of net assets.

Zeo Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2013 (Unaudited)

(c) Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2013.

 (d) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $36,998,958 differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$ 592,316
Unrealized depreciation:	(11,567)
Net unrealized appreciation:	$ 580,749

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

Zeo Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2013 (Unaudited)

 If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2013  for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 17,966,183	$ -	$ 17,966,183
Convertible Bonds	-	14,988,418	-	$ 14,988,418
Term Loan	-	4,298,291	-	$ 4,298,291
Short-Term Investments	326,815	-	-	$ 326,815
Total	$ 326,815	$ 37,252,892	$ -	$ 37,579,707

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Fund's policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date       3/25/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date       3/25/13

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date       3/25/13